Discontinued operations	12 Months Ended
Dec. 31, 2019
Discontinued Operations [Abstract]
Discontinued operations
5.	Discontinued operations

On November 25, 2019, the Company sold two subsidiaries in its bioseparations segment, representing the majority of its bioseparations operations and all of the bioseparations revenues. This transaction fits as part of the Company’s goal to monetize non-core assets as it focuses its resources on the small molecules segment. This disposal has been presented as discontinued operations with the revenues and costs relating to ceased activities being reclassified and presented retrospectively in the consolidated statements of operations, statements of comprehensive loss, statements of cash flows and notes to the financial statements as discontinued operations.

Gain on the sale of the subsidiaries

Fair value of the consideration received and receivable:	$51,927
Less:
Carrying amount of net assets sold	(22,015)
Transaction costs	(5,015)
Reclassification of foreign currency translation reserve from other comprehensive income into the statement of operations	1,449
Gain on sale of subsidiaries (income tax $nil)	$26,346

In the event the operations sold achieve certain performance criteria during the period January 1, 2020 to December 31, 2023 as specified in the sale agreement, cash consideration of up to $22,309 (£13,000,000) may be receivable. An additional amount of $4,290 (£2,500,000) may also become receivable depending on the achievement of certain events. At the time of the sale, the fair value of the contingent consideration was determined to be $nil as its receipt is dependent on future target achievement that is out of the Company’s influence and is primarily dependent on the growth of operations. As of December 31, 2019, the Company received $50,752 and the remaining $1,175 was received subsequent to the period end.

Results and cash flows from discontinued operations

The results and the cash flows from discontinued operations for the years ended December 31, 2018 and 2017 and for the period from January 1, 2019 until November 24, 2019, the date of the sale, are presented in the following tables:

	November 24,	December 31,	December 31,
Period ended	2019	2018	2017
Revenues	$22,499	$22,741	$16,802

Expenses
Cost of sales and other production expenses	11,347	12,295	6,460
Research and development expenses	5,926	6,808	6,869
Administration, selling and marketing expenses	3,387	2,084	1,878
Loss (gain) on foreign exchange	(64)	(15)	55
Finance costs	737	19	76
Net income before income taxes	$1,166	$1,550	$1,464
Income tax expense (recovery):
Current	65	(382)	(474)
Deferred	(24)	-	24
Total income tax expense (recovery)	41	(382)	(450)
Net income from discontinued operations	$1,125	$1,932	$1,914
Gain on sale of discontinued operations net of tax of $nil	26,346	-	-
Discontinued operations, net of taxes	$27,471	$1,932	$1,914

	November 24,	December 31,	December 31,
Years ended	2019	2018	2017
Cash flows from operating activities	$6,327	$1,379	$2,189
Cash flows used in financing activities	(866)	-	-
Cash flows from (used in) investing activities*	39,690	(1,752)	(2,115)
Net change in cash during the year	$45,151	$(373)	$74
Net effect of currency exchange rate on cash	54	41	32
Net increase(decrease) in cash generated by discontinued operations	$45,205	$(332)	$106

*Cash flows from investing activities for the period ended November 24, 2019 include the proceeds from the sale of the discontinued operations business (net of the cash disposed), of $43,958 and transaction costs paid relating to the sale of the discontinued operations business of $4,228.

The carrying amounts of assets and liabilities sold are as follows:

Cash	$6,794
Accounts receivable	1,148
Inventories	8,313
Prepaids	236
Other long-term assets	48
Capital assets	8,483
Right-of-use assets	3,300
Intangible assets	370
Deferred tax assets	12
Total assets	$28,704
Accounts payable and accrued liabilities	2,163
Deferred revenue	370
Current portion of lease liabilities	809
Long-term portion of deferred revenues	87
Long-term portion of lease liabilities	3,260
Total liabilities	$6,689
Net assets sold	$22,015